General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2013
General and administrative expenses [Abstract]
General and Administrative Expenses
 General and administration expenses

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Staff salaries	2,020,970	1,493,475	1,360,582
Share based compensation (non-cash)	571,321	11,250	16,674
Office administration	590,518	245,477	466,550
Bank charges and foreign exchange	61,295	48,942	45,326
Auditors’ remuneration	870,394	109,517	96,720
Other professional fees	589,720	535,857	181,948
Other administration costs	965,717	530,621	431,231

	5,669,935	2,975,139	2,599,031